Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-0449667
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
City Area Code	703
Local Phone Number	273-0383